Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings (Loss) Per Share Computations

	Years ended December 31,
	2025	2024
Numerator
Net earnings (loss) attributable to equity holders	$664.4	$819.6
Denominator (in millions)
Weighted average number of common shares (basic)	575.1	539.8
Basic earnings (loss) per share attributable to equity holders	$1.16	$1.52
(b)Diluted earnings (loss) per share computation

	Years ended December 31,
	2025	2024
Denominator (in millions)
Weighted average number of common shares (basic)	575.1	539.8
Dilutive effect of options	1.6	0.7
Dilutive effect of share units	5.0	5.4
Weighted average number of common shares (diluted)	581.7	545.9
Diluted earnings (loss) per share attributable to equity holders	$1.14	$1.50
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

	Years ended December 31,
(in millions)	2025	2024
Options	—	0.2